COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments Under Leases

Future minimum rental commitments under these leases as of March 31, 2014, are summarized below (amounts in thousands):

	Fiscal Years Ending March 31,
(Amounts in thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Transportation equipment leases	$13,115	$11,475	$8,693	$4,924	$1,376	$3,187	$42,770
Real estate leases and other	5,252	4,356	3,094	2,160	1,367	4,894	21,123

Total	$18,367	$15,831	$11,787	$7,084	$2,743	$8,081	$63,893